Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets
Intangible assets

6Intangible assets

	2022	2021
	USD	USD
Cost
At 1 January	1,004,369	—
Acquisition through business combination (Note 7)	20,580,000	1,002,147
Additions	1,666,934	2,222
Assets classified as held for sale (Note 34)	(2,170,000)	—
At 31 December	21,081,303	1,004,369

Accumulated amortization and impairment
At 1 January	15,963	—
Charge for the year	2,455,243	15,963
Impairment	8,221,754	—
Assets classified as held for sale (Note 34)	(145,935)	—
At 31 December	10,547,025	15,963
Net book value as at 31 December	10,534,278	988,406

	2022	2021
	USD	USD
Trade name	937,500	10,000
Customer list (B2B relationships)	3,692,778	50,000
Developed technologies	5,904,000	928,406
	10,534,278	988,406

Management has performed an impairment assessment of intangible assets as of 31 December 2022. As a result, an impairment of USD 8,221,754 has been charged to the consolidated statement of comprehensive loss. A charge of USD 6,721,513 is related to discontinued operations. The details and circumstances of the subsidiaries’ asset assessment are outlined in Note 34. A charge of USD 1,500,241 is related to continuing operations. This impairment is related to internally generated software that was developed and intended to be used in one of the exited locations. Pursuant to the exit, management deemed the asset to be non-recoverable.

Amortization is allocated as detailed below:

	2022	2021	2020
	USD	USD	USD
General and administrative expenses (Note 23)	1,352,415	15,963	—
Assets classified as held for sale (Note 34)	1,102,828	—	—
	2,455,243	15,963	—